SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION (Cost of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION [Abstract]
Materials and production expenses	$ 187	$ 9
Other manufacturing costs	15	12	$ 15
Costs and expenses	202	21	$ 15
Royalties to the Government of Israel	15	2
Cost of revenues	$ 217	$ 23	$ 15